UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2002

Institutional Investment Manager Filing this Report:
Name:    General American Investors Company, Inc.
Address: 450 Lexington Avenue, Suite 3300
         New York, NY  10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:
Name:  Eugene L. DeStaebler, Jr.
Title: Vice-President, Administration
Phone: 212-916-8400
Signature, Place and Date of Signing:
     Eugene L. DeStaebler, Jr.     New York, NY      July 30, 2002

Report Type  (Check only one.):

[x]       13F HOLDINGS REPORT
[ ]       13F NOTICE
[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
    NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                     FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 56
Form 13F Information Table Value Total: $777,143,192


      NAME OF ISSUER         TITLE    CUSIP          FAIR      SHARES OR          INVEST. DISC.    OTHER      VOTING AUTHORITY
                              OF      NUMBER        MARKET     PRINCIPAL  SH/               SHARED  MGRS.
                             CLASS                   VALUE      AMOUNT    PRN    SOLE SHARED OTHER        SOLE     SHARED   NONE
                                                                                 (A)   (B)   (C)          (A)       (B)      (C)
 ----------------------------------------------------------------------------------------------------------------------------------
 Adams Express Company      COMMON 006212104       1,045,668      85,291 N        X                        85,291
 American International Gro COMMON 026874107      20,469,000     300,000 N        X                       300,000
 Alkermes, Inc.             COMMON 01642T108       3,842,400     240,000 N        X                       240,000
 AmerUs Group Co.           COMMON 03072M108      10,202,500     275,000 N        X                       275,000
 Annuity and Life Re (Holdi COMMON G03910109      12,663,000     700,000 N        X                       700,000
 ASM International N.V.     COMMON N07045102       5,074,440     294,000 N        X                       294,000
 The Boeing Company         COMMON 097023105      22,500,000     500,000 N        X                       500,000
 Bancroft Convertible Fund  COMMON 059695106         336,875      17,500 N        X                        17,500
 Bristol-Myers Squibb Compa COMMON 110122108       7,710,000     300,000 N        X                       300,000
 BioReliance Corporation    COMMON 090951104       1,835,200      74,000 N        X                        74,000
 Berkshire Hathaway Inc.    COMMON 084670108      21,042,000         315 N        X                           315
 Brooks-PRI Automation, Inc COMMON 11434A100       8,623,944     337,400 N        X                       337,400
 Central Securities Corpora COMMON 155123102       2,095,945      98,912 N        X                        98,912
 CIENA Corporation          COMMON 171779101       2,304,500     550,000 N        X                       550,000
 Costco Wholesale Corporati COMMON 22160K105      26,068,500     675,000 N        X                       675,000
 Cox Communications, Inc. - COMMON 224044107      20,075,685     728,700 N        X                       728,700
 Cisco Systems, Inc.        COMMON 17275R102       7,463,250     535,000 N        X                       535,000
 Genentech, Inc.            COMMON 368710406      20,100,000     600,000 N        X                       600,000
 EMCORE Corporation         COMMON 290846104       1,182,000     197,000 N        X                       197,000
 El Paso Corporation        COMMON 28336L109      17,518,500     850,000 N        X                       850,000
 Ethan Allen Interiors Inc. COMMON 297602104       9,583,750     275,000 N        X                       275,000
 Ford Motor Company         COMMON 345370860      14,008,000     875,500 N        X                       875,500
 Golden West Financial      COMMON 381317106      34,390,000     500,000 N        X                       500,000
 Genaera Corporation        COMMON 36867G100         480,600     270,000 N        X                       270,000
 Genta Incorporated         COMMON 37245M207       3,316,000     400,000 N        X                       400,000
 Halliburton Company        COMMON 406216101      19,925,000   1,250,000 N        X                     1,250,000
 The Home Depot, Inc.       COMMON 437076102      75,112,850   2,045,000 N        X                     2,045,000
 Health Net, Inc.           COMMON 42222G108      12,046,500     450,000 N        X                       450,000
 IDEC Pharmaceuticals Corpo COMMON 449370105      17,547,750     495,000 N        X                       495,000
 John Hancock Financial Ser COMMON 41014S106      15,488,000     440,000 N        X                       440,000
 Lucent Technologies Inc.   COMMON 549463107       1,514,750     912,500 N        X                       912,500
 Medtronic, Inc.            COMMON 585055106      12,426,500     290,000 N        X                       290,000
 MedImmune, Inc.            COMMON 584699102       6,969,600     264,000 N        X                       264,000
 MetLife, Inc.              COMMON 59156R108       8,640,000     300,000 N        X                       300,000
 Millennium Pharmaceuticals COMMON 599902103       1,701,000     140,000 N        X                       140,000
 Molex Incorporated Class A COMMON 608554200      18,995,275     692,500 N        X                       692,500
 M&T Bank Corporation       COMMON 55261F104      30,016,000     350,000 N        X                       350,000
 Max Re Capital Ltd.        COMMON G6052F103       2,700,000     200,000 N        X                       200,000
 Annaly Mortgage Management COMMON 035710409       9,700,000     500,000 N        X                       500,000
 NTL Incorporated           COMMON 629407107           5,760     180,000 N        X                       180,000
 Newell Rubbermaid Inc.     COMMON 651229106       5,259,000     150,000 N        X                       150,000
 OSI Pharmaceuticals, Inc.  COMMON 671040103       3,603,000     150,000 N        X                       150,000
 PepsiCo, Inc.              COMMON 713448108       7,230,000     150,000 N        X                       150,000
 Pfizer Inc                 COMMON 717081103      35,000,000   1,000,000 N        X                     1,000,000
 PartnerRe Ltd.             COMMON G6852T105      26,922,500     550,000 N        X                       550,000
 PSC Inc.                   COMMON 69361E107         175,820     298,000 N        X                       298,000
 Everest Re Group, Ltd.     COMMON G3223R108      34,968,750     625,000 N        X                       625,000
 Reinsurance Group of Ameri COMMON 759351109      18,492,000     600,000 N        X                       600,000
 Royce Value Trust          COMMON 780910105       1,238,585      74,839 N        X                        74,839
 SunTrust Banks, Inc.       COMMON 867914103      17,607,200     260,000 N        X                       260,000
 The TJX Companies, Inc.    COMMON 872540109      51,966,500   2,650,000 N        X                     2,650,000
 Transatlantic Holdings, In COMMON 893521104      18,000,000     225,000 N        X                       225,000
 Wind River Systems, Inc.   COMMON 973149107       1,700,895     339,500 N        X                       339,500
 Waste Management, Inc.     COMMON 94106L109      15,630,000     600,000 N        X                       600,000
 Wal-Mart Stores, Inc.      COMMON 931142103      31,355,700     570,000 N        X                       570,000
 Zarlink Semiconductor Inc. COMMON 989139100       1,272,500     250,000 N        X                       250,000
